Goodwill and Intangibles, Net - Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Intangibles:
Intangibles, Total	$ 110,025		$ 110,025		$ 100,993
Accumulated Amortization	(85,271)		(85,271)		(82,229)
Intangibles, Net	24,754		24,754		18,764
Amortization of Intangible Assets	1,000	$ 1,300	3,041	$ 3,872	5,163	$ 5,772	$ 8,660
Customer relationships
Intangibles:
Intangibles, Total	78,000		78,000		78,000
Trade Name - Alliance
Intangibles:
Intangibles, Total	5,200		5,200		5,200
Covenant Not to Compete
Intangibles:
Intangibles, Total	10		10		10
Mecca Customer Relationships
Intangibles:
Intangibles, Total	8,023		8,023		8,023
Customer List
Intangibles:
Intangibles, Total	$ 18,792		$ 18,792		$ 9,760